Share option scheme and Restricted Stock Units - Disclosure of share-based payment expense (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 618	£ 530	£ 1,163	£ 807
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	143	16	278	103
General and administration
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 475	£ 514	£ 885	£ 704